Stock-based Compensation (Details Narrative) - JPY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Feb. 07, 2024	Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock options to purchase of shares	226,800,000
Exercise price	¥ 0.2
Options are exercisable, contractual term	8 years
Fair value of stock options as of grant date, per share	¥ 0.07
Unrecognized compensation expenses		¥ 16,367
Nonvested stock options		226,800
Fair value of stock options as of grant date, per share		¥ 72